Financial instruments by category (Tables)	6 Months Ended
Jun. 30, 2026
Financial instruments by category
Summary of financial assets as per statement of financial position

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2026	2025
	USD	USD
At amortised cost
Trade and other receivables	7,844,681	6,256,738
Cash and cash equivalents	2,089,313	4,414,456
	9,933,994	10,671,194

Summary of financial liabilities as per statement of financial position

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2026	2025
	USD	USD
Accounts payable, accruals and other payables excluding non-financial items	8,915,851	8,727,202
Deferred purchase price	701,596	694,134
Lease liabilities	1,174,997	1,481,973
Current tax liabilities	1,921,317	1,640,682
Derivative warrant liabilities	223,994	400,806
	12,937,755	12,944,797